                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number      811-00802
                                  ----------------------------------------------

                        MAIRS AND POWER GROWTH FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              332 MINNESOTA STREET, SUITE W1520, ST. PAUL, MN 55101
--------------------------------------------------------------------------------
             (Address of principal executive offices)       (Zip Code)

       GEORGE A. MAIRS, III, PRESIDENT, 332 MINNESOTA STREET, SUITE W1520,
                               ST. PAUL, MN 55101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   651-222-8478
                                                     ---------------------------

Date of fiscal year end:       12/31/2003
                        ---------------------------------------

Date of reporting period:      06/30/2003
                         --------------------------------------

Item 1.     Report to Stockholders

                                 MAIRS AND POWER
                                GROWTH FUND, INC.


2ND QUARTER REPORT
June 30, 2003 (unaudited)



W1520 First National Bank Building
332 Minnesota Street
St. Paul, Minnesota 55101
651-222-8478

                                                                 August 20, 2003


TO OUR SHAREHOLDERS:

     Mairs and Power Growth Fund shares had a return of 10.5% for the six month period ending June 30 after adjustment for the June dividend. This compares with returns of 11.8% for the Standard & Poor's 500 Stock Index and 9.0% for the Dow Jones Industrial Average. The average domestic stock fund had a return of 12.9%. Our ten year average return of 16.1% once again placed us on the WALL STREET JOURNAL list of the fifty best performing mutual funds for the past ten years and within that list we ranked seventh among the diversified stock funds. Our fifteen year average annual return of 16.0% ranked 3rd among all diversified stock funds according to a similar study in the July 7th issue of BARRONS. MONEY magazine, published by Time, Inc., devoted much of its August issue to "The Best 100 Mutual Funds." This was the sixth year this survey has appeared and the Fund has been included in each of those years.

     Economic growth continued at an improved pace in the second quarter with Gross Domestic Product rising at an annual rate of 2.4%, significantly better than the 1.4% rate in the first quarter. The quarter ended on a strong note with June being the best month of the period. Economists are projecting stronger growth during the second half of the year based on very stimulative monetary and fiscal policy. The Federal Reserve is intent on providing the framework for growth and in June lowered the federal funds rate to 1%, the lowest level since 1958. Retail sales have shown moderate improvement, housing markets remain robust, and a continuing high level of mortgage refinancing is providing liquidity for personal spending. The government index of leading economic indicators has shown pronounced strength recently and the WALL STREET JOURNAL survey of leading economists shows expectations of 3.5% or more growth in the second half. That optimism was validated by the most recent Federal Reserve survey of business conditions which revealed strength throughout most of the country and broad improvement in the long-ailing manufacturing sector.

     Perhaps the most important economic event of the year took place on May 28th when President Bush signed into law a $350 billion tax reduction over ten years which lowers tax rates for virtually all tax payers. For investors, it was an event of historic significance because it substantially lowers taxes on equity capital. Dividend income, which previously had been taxed at rates as high as 39%, is now taxed at a maximum rate of 15%. Additionally, capital gains are also taxed at 15% which equalizes the attractiveness of both dividends and capital gains. Consequently, many companies are now reviewing their dividend payout policies in light of this change and several have already announced plans to increase dividends. We regard these changes as very beneficial to shareholders. The stock market has staged a strong recovery since March and is now reflecting greater confidence in improved prospects for the economy as well as corporate earnings, which exceeded expectations in the second quarter and are now approaching record levels achieved just prior to the onset of the 2001 recession. Productivity rose at an annual rate of 5.7% during the quarter which augurs well for stronger earnings throughout the year. The major area of investor concern continues to be slow business spending which may well continue until economic growth becomes more visible. We continue to find valuation levels to be attractive in many areas of the stock market and therefore continue to maintain a positive stance on prospects for the balance of the year.


                                                      George A. Mairs, President

                                                    William B. Frels, Co-manager

PERFORMANCE INFORMATION

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FUND,
S & P 500 INDEX, AND THE CONSUMER PRICE INDEX
FROM 12-31-93 TO 06-30-03

[CHART]

GROWTH FUND

         12/31/1993 12/31/1994 12/31/1995 12/31/1996 12/31/1997 12/31/1998 12/31/1999 12/31/2000 12/31/2001 12/31/2002  6/30/2003
Fund       $ 10,000   $ 10,563   $ 15,773   $ 19,937   $ 25,650   $ 28,053   $ 30,062   $ 38,022   $ 40,484   $ 37,196   $ 41,114

S & P      $ 10,000   $ 10,130   $ 13,933   $ 17,135   $ 22,858   $ 29,418   $ 35,607   $ 32,360   $ 28,509   $ 22,208   $ 24,829

CPI        $ 10,000   $ 10,270   $ 10,527   $ 10,874   $ 11,059   $ 11,236   $ 11,539   $ 11,932   $ 12,123   $ 12,413   $ 12,687


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING JUNE 30, 2003)

                                                1 YEAR                5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------
      Mairs and Power Growth Fund                3.7%                  8.4%                  16.1%


PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. PLEASE NOTE THAT THE ABOVE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FINANCIAL HIGHLIGHTS

(SELECTED PER SHARE DATA AND RATIOS -- FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX
                                 MONTHS
                                  ENDED                                          YEAR ENDED 12/31
                                 06/30/03            2002             2001             2000             1999             1998
                              --------------     ------------     ------------     ------------     ------------     ------------
                                (UNAUDITED)
PER SHARE (1)
Net asset value,
  beginning of year           $        49.26     $      54.36     $      53.41     $      46.46     $      46.34     $      43.34

Investment operations:
  Net investment income                 0.25             0.45             0.51             0.54             0.43             0.43(*)
  Net realized and
    unrealized gains
    (losses) on investments             4.94            (4.86)            2.95            11.78             2.90             3.61
                              --------------     ------------     ------------     ------------     ------------     ------------
TOTAL FROM INVESTMENT
  OPERATIONS                            5.19            (4.41)            3.46            12.32             3.33             4.04

Less distributions:
  Dividends (from net
    investment income)                 (0.20)           (0.45)           (0.51)           (0.55)           (0.47)           (0.36)

  Distributions (from
    capital gains)                     (0.00)           (0.24)           (2.00)           (4.82)           (2.74)           (0.68)
                              --------------     ------------     ------------     ------------     ------------     ------------
TOTAL DISTRIBUTIONS                    (0.20)           (0.69)           (2.51)           (5.37)           (3.21)           (1.04)
                              --------------     ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE,
  END OF PERIOD               $        54.25     $      49.26     $      54.36     $      53.41     $      46.46     $      46.34
                              ==============     ============     ============     ============     ============     ============
TOTAL INVESTMENT
  RETURN                                10.5%            (8.1)%            6.5%            26.5%             7.2%             9.4%
                              ==============     ============     ============     ============     ============     ============
NET ASSETS, END OF
  PERIOD (000'S OMITTED)      $    1,023,500     $    850,302     $    679,027     $    581,668     $    546,836     $    580,461

RATIOS/SUPPLEMENTAL
  DATA:
  Ratio of expenses to
    average net assets                  0.38%            0.78%            0.76%            0.78%            0.79%            0.82%

  Ratio of net investment
    income to average net
    assets                              0.52%            0.93%            0.97%            1.06%            0.83%            0.97%

  Portfolio turnover rate               1.49%            1.25%            7.91%           15.34%            5.55%            2.04%

(*) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(1) All per share amounts have been adjusted to give effect to a two-for-one stock split which was paid on October 10, 2001.

STATEMENT OF NET ASSETS
JUNE 30, 2003 (UNAUDITED)

NUMBER OF                                                         MARKET VALUE
OF SHARES                  SECURITY DESCRIPTION                    (NOTE 2a.)
----------  ---------------------------------------------------  --------------
            COMMON STOCK  96.9%

            BASIC INDUSTRIES 11.1%
   728,100  BMC Industries, Inc. *                               $       393,174
   640,000  Bemis Company, Inc.                                       29,952,000
 1,020,000  Ecolab, Inc.                                              26,112,000
 1,095,000  H. B. Fuller                                              24,111,900
   770,000  The Valspar Corporation                                   32,509,400
                                                                 ---------------
                                                                     113,078,474
                                                                 ---------------
            CAPITAL GOODS 11.7%
   850,000  Donaldson Company, Inc.                                   37,782,500
 1,131,662  Graco Inc.                                                36,213,184
 1,280,100  MTS Systems Corporation                                   18,868,674
   700,000  Pentair, Inc.                                             27,342,000
                                                                 ---------------
                                                                     120,206,358
                                                                 ---------------
            CONSUMER CYCLICAL 8.6%
 1,380,000  Target Corporation                                        52,219,200
   887,600  The Toro Company                                          35,282,100
                                                                 ---------------
                                                                      87,501,300
                                                                 ---------------
            CONSUMER STAPLE 11.6%
   860,000  General Mills, Inc.                                       40,772,600
 1,500,000  Hormel Foods                                              35,550,000
   567,200  International Multifoods Corp. *                          12,994,552
 1,400,000  SUPERVALU, Inc.                                           29,848,000
                                                                 ---------------
                                                                     119,165,152
                                                                 ---------------
            DIVERSIFIED 6.0%
   840,000  General Electric Company                                  24,091,200
   293,000  3M Company                                                37,791,140
                                                                 ---------------
                                                                      61,882,340
                                                                 ---------------

NUMBER OF                                                         MARKET VALUE
OF SHARES                  SECURITY DESCRIPTION                    (NOTE 2a.)
----------  ---------------------------------------------------  ---------------
            COMMON STOCK (CONTINUED)

            FINANCIAL 14.9%
   720,000  St. Paul Companies, Inc.                             $    26,287,200
   980,000  TCF Financial Corporation                                 39,043,200
 1,460,000  U.S. Bancorp                                              35,770,000
 1,010,000  Wells Fargo & Company                                     50,904,000
                                                                 ---------------
                                                                     152,004,400
                                                                 ---------------
            HEALTH CARE 21.2%
   850,000  Baxter International Inc.                                 22,100,000
   610,000  Johnson & Johnson                                         31,537,000
 1,070,000  Medtronic, Inc.                                           51,327,900
   425,000  Merck & Co.                                               25,733,750
 1,160,000  Pfizer Inc.                                               39,614,000
   590,000  St. Jude Medical, Inc. *                                  33,925,000
   410,000  Techne Corp. *                                            12,439,400
                                                                 ---------------
                                                                     216,677,050
                                                                 ---------------
            TECHNOLOGY 9.9%
 2,100,000  ADC Telecommunications Inc. *                              4,888,800
 1,390,000  Ceridian *                                                23,588,300
 1,200,000  Corning Inc. *                                             8,868,000
 1,287,030  eFunds Corp. *                                            14,839,456
   570,000  Emerson Electric Co.                                      29,127,000
   760,000  Honeywell International Inc.                              20,406,000
                                                                 ---------------
                                                                     101,717,556
                                                                 ---------------
            UTILITIES 1.9%
   490,000  Verizon Communications                                    19,330,500
                                                                 ---------------

            TOTAL COMMON STOCKS 96.9%                            $   991,563,130
            (cost $765,152,181)


NUMBER OF                                                         MARKET VALUE
OF SHARES                  SECURITY DESCRIPTION                    (NOTE 2a.)
---------   --------------------------------------------------   --------------
            SHORT TERM INVESTMENTS 3.1%

21,759,507  First American Prime Obligations Fund, Class I       $    21,759,507
10,575,665  Merrill Lynch Institutional Money Market Fund             10,575,665
                                                                 ---------------

            TOTAL SHORT TERM INVESTMENTS 3.1%                         32,335,172
            (cost $32,335,172)                                   ---------------

            TOTAL INVESTMENTS 100.0%                               1,023,898,302
            (cost $797,487,353)

            OTHER ASSETS AND LIABILITIES (NET) 0.0%                     (397,933)
                                                                 ---------------
            NET ASSETS:
            Capital stock                                        $       188,667
            Additional paid-in capital                               786,082,939
            Accumulated undistributed net investment income              991,851
            Accumulated undistributed net realized gain on
              investment                                               9,825,963
            Net unrealized appreciation of investments               226,410,949

            TOTAL NET ASSETS 100%                                $ 1,023,500,369
            (Net assets equal to $54.25 per share on 18,866,676  ===============
            shares outstanding)


            CAPITAL STOCK (par value $.01 a share)
            Shares authorized                                         25,000,000
                                                                 ===============


* Non income producing

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


INVESTMENT INCOME

Income:
   Dividends                                                               $     8,107,945
   Other income                                                                        158
                                                                           ---------------
  TOTAL INCOME                                                                                $     8,108,103

Expenses:
   Investment management fees (NOTE 5)                                           2,696,430
   Administrative fees                                                             347,035
   Transfer agent fees                                                             251,173
   Custodian fees                                                                   94,319
   Legal and audit fees                                                             16,764
   Other fees and expenses                                                          10,181
                                                                           ---------------
  TOTAL EXPENSES                                                                                    3,415,902
                                                                                              ---------------
  NET INVESTMENT INCOME                                                                             4,692,201

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4)

   Net realized gains on investments sold                                        9,710,384
   Unrealized appreciation of investments                                       81,795,858
                                                                           ---------------
  NET GAIN ON INVESTMENTS                                                                          91,506,242
                                                                                              ---------------

  INCREASE IN NET ASSETS FROM OPERATIONS                                                      $    96,198,443
                                                                                              ===============

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED
                                                                                  06/30/03            YEAR ENDED
                                                                                 (UNAUDITED)           12/31/02
                                                                              -----------------    -----------------
OPERATIONS
   Net investment income                                                      $       4,692,201    $       7,473,595
   Net realized gains on investments sold                                             9,710,384            4,161,596
   Unrealized appreciation (depreciation) of investments                             81,795,858          (90,991,923)
                                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                    96,198,443          (79,356,732)

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                        (3,759,764)          (7,418,239)
   Short-term gain distributed as ordinary income                                             -                    -
   From net realized gains                                                                   (9)          (4,098,548)
                                                                              -----------------    -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                  (3,759,773)         (11,516,787)

CAPITAL STOCK TRANSACTIONS
   Proceeds from shares sold                                                        118,752,467          360,493,209
   Reinvestment of distributions from net investment
     income and net realized gains                                                    3,410,550           10,523,089
   Cost of shares redeemed                                                          (41,403,258)        (108,867,528)
                                                                              -----------------    -----------------
INCREASE IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS                               80,759,759          262,148,770
                                                                              -----------------    -----------------

TOTAL INCREASE IN NET ASSETS                                                        173,198,429          171,275,251

NET ASSETS
   Beginning of year                                                                850,301,939          679,026,689
                                                                              -----------------    -----------------
   End of period (including accumulated undistributed
     net investment income of $991,851 and $59,414,
     respectively)                                                            $   1,023,500,369    $     850,301,939
                                                                              =================    =================

CHANGES IN CAPITAL STOCK
   Shares sold                                                                        2,367,850            6,674,796
   Shares issued for reinvested distributions                                            62,453              211,741
   Shares redeemed                                                                     (826,881)          (2,114,247)
                                                                              -----------------    -----------------
NET INCREASE IN SHARES                                                                1,603,422            4,772,290
                                                                              =================    =================

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

Note 1 --   The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, no-load, open-end management investment company. The objective of the Fund is to provide shareholders with a diversified holding of common stocks which appear to offer possibilities for long-term appreciation.

Note 2 --   Significant accounting polices of the Fund are as follows:

             (a) Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. Equity securities reported on the NASDAQ national market system use the NASDAQ Official Closing Price (NOCP), as approved by the SEC on March 18, 2003. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. For securities where quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by procedures established and approved by the adviser, Mairs and Power, Inc. and the Fund's Board of Directors.

             (b) Security transactions are recorded on the date on which securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are reported on an identified cost basis.

             (c) The Fund is a "regulated investment company" as defined in
                 Subchapter M of the Internal Revenue Code, as amended. No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code applicable to investment companies and to make distributions of income and security gains sufficient to relieve it from all or substantially all excise and income taxes.

             (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Note 3 --   Purchases and sales of investment securities, excluding short-term securities, during the six months ended June 30, 2003 aggregated
            $87,930,233 and $13,117,433, respectively.

Note 4 --   Net unrealized appreciation on investments for federal income tax purposes aggregated $226,410,949, of which $263,989,898 related to appreciated investment securities and $37,578,950 related to depreciated investment securities. Aggregate cost of investments for federal income tax purposes was $797,487,353. There is no difference between the book basis and tax basis (estimated) of dividends paid during the six-month period ended June 30, 2003. For federal income tax purposes, the components of distributable income as of December 31, 2002 were:

            Accumulated undistributed net investment income                       $      59,414
            Accumulated undistributed net realized gain on investment                   115,589
            Net unrealized appreciation of investments                              144,615,090
                                                                                  -------------
                                                                                  $ 144,790,093

Note 5 --   The investment management fees were paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment management fees were paid to the adviser pursuant to an advisory agreement approved by the directors of the Fund. The management fee is computed each month at an annual rate of .60% based on the Fund's average daily net assets. At June 30, 2003, the amount payable by the Fund to Mairs and Power, Inc. was $497,863. Directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended totaling $53,200 in 2003. No compensation was paid to any other director or officer of the Fund.

SUMMARY OF FINANCIAL INFORMATION

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                                                                                  PER SHARE
                                                    ---------------------------------------------------------------------
                                                                         DISTRIBU-
                                                                         TIONS OF          DIVIDENDS        PERFORMANCE
                    SHARES                                               REALIZED          FROM NET        OF AN ASSUMED
                     OUT-            TOTAL NET         NET ASSET        SECURITIES        INVESTMENT       INVESTMENT OF
    DATES          STANDING           ASSETS             VALUE             GAINS            INCOME           $10,000*
-------------   ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
Dec. 31, 1979         1,829,270   $    14,104,765   $          7.71                 -   $          0.23   $        11,945
Dec. 31, 1980         1,681,764   $    14,540,014   $          8.65                 -   $          0.28   $        13,869
Dec. 31, 1981         1,723,356   $    13,148,158   $          7.63   $          0.37   $          0.30   $        13,343
Dec. 31, 1982         1,701,884   $    16,784,217   $          9.86   $          0.29   $          0.25   $        18,569
Dec. 31, 1983         1,763,184   $    18,972,177   $         10.76   $          0.35   $          0.24   $        21,495
Dec. 31, 1984         1,744,138   $    17,304,204   $          9.92   $          0.38   $          0.23   $        21,060
Dec. 31, 1985         1,713,476   $    21,553,457   $         12.58   $          0.43   $          0.23   $        28,383
Dec. 31, 1986         1,787,700   $    22,235,453   $         12.44   $          1.37   $          0.20   $        31,660
Dec. 31, 1987         1,828,278   $    19,816,097   $         10.84   $          1.15   $          0.24   $        30,921
Dec. 31, 1988         1,858,078   $    20,630,251   $         11.11   $          0.61   $          0.21   $        34,007
Dec. 31, 1989         1,733,168   $    22,630,081   $         13.06   $          0.92   $          0.22   $        43,552
Dec. 31, 1990         1,734,864   $    22,501,587   $         12.97   $          0.35   $          0.21   $        45,150
Dec. 31, 1991         1,808,046   $    31,440,529   $         17.39   $          0.79   $          0.20   $        64,137
Dec. 31, 1992         1,913,628   $    34,363,306   $         17.96   $          0.58   $          0.20   $        69,165
Dec. 31, 1993         2,012,570   $    39,081,010   $         19.42   $          0.61   $          0.22   $        78,058
Dec. 31, 1994         2,128,038   $    41,889,850   $         19.69   $          0.49   $          0.33   $        82,454
Dec. 31, 1995         2,490,650   $    70,536,880   $         28.32   $          0.76   $          0.28   $       123,118
Dec. 31, 1996         4,322,492   $   150,161,759   $         34.74   $          0.70   $          0.36   $       155,627
Dec. 31, 1997         9,521,030   $   412,590,619   $         43.34   $          0.96   $          0.39   $       200,214
Dec. 31, 1998        12,525,664   $   580,460,523   $         46.34   $          0.68   $          0.36   $       218,971
Dec. 31, 1999        11,771,794   $   546,836,085   $         46.46   $          2.74   $          0.47   $       234,652
Dec. 31, 2000        10,891,038   $   581,668,419   $         53.41   $          4.82   $          0.55   $       296,790
Dec. 31, 2001        12,490,964   $   679,026,689   $         54.36   $          2.00   $          0.51   $       316,008
Dec. 31, 2002        17,263,254   $   850,301,939   $         49.26   $          0.24   $          0.45   $       290,341
Jun. 30, 2003        18,866,676   $ 1,023,500,369   $         54.25                 -   $          0.20   $       320,924

       *ASSUMES THE REINVESTMENT OF ALL INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR A $10,000 INVESTMENT MADE AT THE BEGINNING OF 1979.

    No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

 This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

                          AVERAGE ANNUAL TOTAL RETURNS

 THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED JUNE 30, 2003) ARE
                                   AS FOLLOWS:

      1 YEAR: +3.7%               5 YEARS: +8.4%              10 YEARS: +16.1%

THE TOTAL RETURN DATA REPRESENTS PAST PERFORMANCE, AND THE INVESTMENT RETURN AND
  PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
       WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
THE TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
           PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

DIRECTORS AND OFFICERS

Information pertaining to the Directors and Officers of Mairs and Power Growth Fund, Inc. is set forth below. The statement of additional information (SAI) includes additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-304-7404 or can be downloaded from our website at www.mairsandpower.com.

                                 POSITION(S)                                                     NUMBER OF
                                 HELD WITH                                                       PORTFOLIOS IN      OTHER
                                 FUND AND                                                        FUND COMPLEX       DIRECTORSHIPS
                                 LENGTH OF         PRINCIPAL OCCUPATION(S) DURING PAST FIVE      OVERSEEN BY        HELD BY
NAME, (AGE) AND ADDRESS(1)       TIME SERVED(2)    YEARS                                         DIRECTOR           TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
                                        INTERESTED PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

George A. Mairs, III (75)        President         -   Chairman of the Investment Adviser              N/A                N/A
                                 since 1980

Peter G. Robb (54)               Vice President    -   Vice President and Secretary of the             N/A                N/A
                                 since 1994            Investment Adviser

Jon A. Theobald (57)             Secretary         -   Executive Vice President and Chief              N/A                N/A
                                 since 2003            Administrative Officer of the
                                                       Investment Adviser (2002 to present);
                                                   -   Senior Vice President, U.S. Trust
                                                       Company (2001 - 2002);
                                                   -   Executive Vice President, Resource
                                                       Trust Company (1996 - 2001).

Lisa J. Hartzell (58)            Treasurer         -   Manager of Mutual Fund Services of the          N/A                N/A
                                 since 1996            Investment Adviser

                                                      DISINTERESTED DIRECTORS

Charlton Dietz (72)              Director          -   Retired Senior Vice President, Legal             2                 N/A
30 Seventh Street East           since 1997            Affairs and General Counsel, Minnesota
Suite 3050                                             Mining and Manufacturing Company
St. Paul, MN  55101

Norbert J. Conzemius (61)        Director          -   Retired Chief Executive Officer, Road            2                 N/A
                                 since 2000            Rescue Incorporated

                                 POSITION(S)                                                     NUMBER OF
                                 HELD WITH                                                       PORTFOLIOS IN      OTHER
                                 FUND AND                                                        FUND COMPLEX       DIRECTORSHIPS
                                 LENGTH OF         PRINCIPAL OCCUPATION(S) DURING PAST FIVE      OVERSEEN BY        HELD BY
NAME, (AGE) AND ADDRESS(1)       TIME SERVED(2)    YEARS                                         DIRECTOR           TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS (continued)

Charles M. Osborne (50)          Director          -   Chief Financial Officer, University of           2                 N/A
                                 since 2001            Minnesota Foundation (2000 to present);
                                                   -   Executive Vice President and
                                                       Chief Financial Officer, 21 North Main,
                                                       Inc. (2000);
                                                   -   Partner, Gateway Alliance
                                                       (1999-present);
                                                   -   Director, Northstar Photonics
                                                       (1999-present);
                                                   -   Chief Financial Officer (1998), Vice
                                                       President and General Manager, MN
                                                       (1999), Vice President Corporate Human
                                                       Resources, IA (2000), McLeod
                                                       USA/Ovation Communications.

                                             INTERESTED DIRECTORS WHO ARE NOT OFFICERS

William B. Frels (63)            Director          -   President and Treasurer of the                   2                 N/A
                                 since 1992            Investment Adviser

Edward C. Stringer (68)          Director          -   Shareholder (2002 - present), Briggs             2                 N/A
2200 First National Bank         since 2002            and Morgan, P.A.
Building                                           -   Associate Justice, State of Minnesota
St. Paul, MN 55101                                     Supreme Court (1994-2002).

(1) Unless otherwise indicated, the mailing address of each officer and director is: 332 Minnesota Street, Suite W1520, Saint Paul, MN 55101.

(2) Each Director serves until elected at each annual meeting, or until his successor is appointed. Each officer is elected annually.

                        MAIRS AND POWER GROWTH FUND, INC.


                               INVESTMENT ADVISER

                              Mairs and Power, Inc.
                       W1520 First National Bank Building
                              332 Minnesota Street
                           Saint Paul, Minnesota 55101

                                    CUSTODIAN

                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                               INDEPENDENT AUDITOR

                               Ernst & Young, LLP
                                   Suite 1400
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402


              FOR ANY SHAREHOLDER ACCOUNT INFORMATION AND INQUIRIES

                        Call 1-800-304-7404 or write to:

       (REGULAR MAIL ADDRESS)             (OVERNIGHT OR EXPRESS MAIL ADDRESS)
    Mairs and Power Growth Fund               Mairs and Power Growth Fund
c/o U.S. Bancorp Fund Services, LLC       c/o U.S. Bancorp Fund Services, LLC
      615 East Michigan Street                         3rd Floor
           P. O. Box 701                        615 East Michigan Street
  Milwaukee, Wisconsin 53201-0701              Milwaukee, Wisconsin 53202

For Fund literature and information, you can also visit the Fund's web site at:
                              www.mairsandpower.com

Item 2.     Code of Ethics.

            Not applicable to semi-annual report.


Item 3.     Audit Committee Financial Expert

            Not applicable to semi-annual report.


Item 4.     Principal Accountant Fees and Services

            Not applicable to semi-annual report.


Item 5.     Audit Committee of Listed Registrant

            Not applicable to semi-annual report.


Item 6.     Reserved


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not applicable to registrant.


Item 8.     Reserved


Item 9.     Controls and Procedures

            a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time period specified by the SEC's rules and forms.

            b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.    Exhibits

            (a)     Code of Ethics

                    Not applicable to semi-annual report.

            (b) Certifications required by Rule 30a-2(a). under the Investment Company Act of 1940.

                    Attached as exhibits 10(b).1 and 10(b).2 to this form.

            (c)     Certifications required by 18 U.S.C. 1350.

                    Attached as exhibit 10(c).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)        MAIRS AND POWER GROWTH FUND, INC.
            --------------------------------------------------------------------

By (Signature and Title)

*      /s/ George A. Mairs
--------------------------------------------------------------------------------
       GEORGE A. MAIRS, III, PRESIDENT

Date              September 5, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*      /s/ George A. Mairs
--------------------------------------------------------------------------------
       GEORGE A. MAIRS, III, PRESIDENT
       (PRINCIPAL EXECUTIVE OFFICER)

Date              September 5, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)

*      /s/ Lisa J. Hartzell
--------------------------------------------------------------------------------
       LISA J. HARTZELL, TREASURER
       (PRINCIPAL FINANCIAL OFFICER)

Date              September 5, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.